Fair Value (Tables)	12 Months Ended
Dec. 27, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Assets and liabilities measured and recorded at fair value on a recurring basis at the end of each period were as follows:

	December 27, 2014				December 28, 2013
	Fair Value Measured and Recorded at Reporting Date Using			Total	Fair Value Measured and Recorded at Reporting Date Using			Total
(In Millions)	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
Assets
Cash equivalents:
Corporate debt	$—	$48	$—	$48	$154	$1,920	$—	$2,074
Financial institution instruments	321	1,119	—	1,440	887	1,190	—	2,077
Government debt	—	—	—	—	—	269	—	269
Reverse repurchase agreements	—	268	—	268	—	400	—	400
Short-term investments:
Corporate debt	363	412	31	806	274	1,374	19	1,667
Financial institution instruments	149	1,050	—	1,199	194	2,895	—	3,089
Government debt	252	173	—	425	183	1,033	—	1,216
Trading assets:
Asset-backed securities	—	766	58	824	—	684	4	688
Corporate debt	2,625	339	—	2,964	2,161	628	—	2,789
Financial institution instruments	1,146	613	—	1,759	1,188	418	—	1,606
Government debt	1,295	2,221	—	3,516	1,625	1,733	—	3,358
Other current assets:
Derivative assets	—	559	2	561	48	309	—	357
Loans receivable	—	505	—	505	—	103	—	103
Marketable equity securities	7,097	—	—	7,097	6,221	—	—	6,221
Other long-term investments:
Asset-backed securities	—	2	4	6	—	—	9	9
Corporate debt	453	728	13	1,194	228	270	27	525
Financial institution instruments	189	319	—	508	90	402	—	492
Government debt	75	240	—	315	259	188	—	447
Other long-term assets:
Derivative assets	—	35	22	57	—	7	29	36
Loans receivable	—	216	—	216	—	702	—	702
Total assets measured and recorded at fair value	13,965	9,613	130	23,708	13,512	14,525	88	28,125
Liabilities
Other accrued liabilities:
Derivative liabilities	—	563	—	563	—	372	—	372
Other long-term liabilities:
Derivative liabilities	—	17	—	17	—	50	—	50
Total liabilities measured and recorded at fair value	$—	$580	$—	$580	$—	$422	$—	$422

Financial Instruments Not Recorded At Fair Value On Recurring Basis [Table Text Block]
The carrying amounts and fair values of financial instruments not recorded at fair value on a recurring basis at the end of each period were as follows:

	December 27, 2014
	Carrying Amount	Fair Value Measured Using			Fair Value
(In Millions)		Level 1	Level 2	Level 3
Grants receivable	$676	$—	$679	$—	$679
Loans receivable	$250	$—	$250	$—	$250
Non-marketable cost method investments	$1,769	$—	$—	$2,599	$2,599
Reverse repurchase agreements	$450	$—	$450	$—	$450
Short-term debt	$1,588	$—	$2,145	$—	$2,145
Long-term debt	$12,107	$11,467	$1,309	$—	$12,776
NVIDIA Corporation cross-license agreement liability	$395	$—	$399	$—	$399

	December 28, 2013
	Carrying Amount	Fair Value Measured Using			Fair Value
(In Millions)		Level 1	Level 2	Level 3
Grants receivable	$416	$—	$481	$—	$481
Loans receivable	$267	$—	$250	$17	$267
Non-marketable cost method investments	$1,270	$—	$—	$2,105	$2,105
Reverse repurchase agreements	$400	$—	$400	$—	$400
Short-term debt	$24	$—	$24	$—	$24
Long-term debt	$13,165	$10,937	$2,601	$—	$13,538
NVIDIA Corporation cross-license agreement liability	$587	$—	$597	$—	$597